Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Other assets-Other:
Securities received as collateral		¥ 290,269	¥ 282,656
Goodwill and other intangible assets		17,783	19,792
Deferred tax assets net		13,431	15,026
Investments in equity securities for other than trading or operating purposes	[1]	141,855	175,015
Prepaid expenses		16,262	14,544
Other		347,422	241,058
Total, Other assets-Other		827,022	748,091
Other liabilities:
Obligation to return securities received as collateral		290,269	282,656
Accrued income taxes		16,362	11,898
Other accrued expenses and provisions		396,560	401,408
Other	[2]	331,257	162,905
Total, Other liabilities		¥ 1,034,448	¥ 858,867

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments comprise of listed equity securities and unlisted equity securities of ¥45,712 million and ¥129,303 million respectively, as of March 31, 2019, and ¥32,545 million and ¥109,310 million respectively, as of March 31, 2020. These securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income.
[2]	As a result of adopting ASU 2016-02 as of April 1, 2019, operating lease liabilities are presented through Other liabilities—Other. See Note 8 “Leases” for further information.